Note 3 - Summary of Significant Accounting Policies - Useful Lives of Assets (Details)	12 Months Ended
Dec. 31, 2021
Buildings, plant and equipment [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life (Year)	2 years
Buildings, plant and equipment [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life (Year)	20 years
Mobile equipment [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life (Year)	2 years
Mobile equipment [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life (Year)	10 years
Light vehicles and other mobile equipment [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life (Year)	2 years
Light vehicles and other mobile equipment [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life (Year)	10 years
Furniture, computer and office equipment [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life (Year)	2 years
Furniture, computer and office equipment [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life (Year)	5 years